UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Energy Fund
(formerly Fidelity ® Advisor Natural Resources Fund)
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

ANR-QTLY-1206

1.809101.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.7%
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	262,900	$ 6,456,824
Fluor Corp.	26,700	2,094,081
Jacobs Engineering Group, Inc. (a)	50,500	3,814,770
		12,365,675
ELECTRICAL EQUIPMENT - 0.9%
Heavy Electrical Equipment - 0.9%
Vestas Wind Systems AS (a)	244,600	6,890,082
ENERGY EQUIPMENT & SERVICES - 36.6%
Oil & Gas Drilling - 14.5%
Diamond Offshore Drilling, Inc.	266,100	18,422,103
GlobalSantaFe Corp.	422,400	21,922,560
Noble Corp.	618,000	43,321,800
Pride International, Inc. (a)	627,300	17,319,753
Transocean, Inc. (a)	96,400	6,992,856
		107,979,072
Oil & Gas Equipment & Services - 22.1%
Baker Hughes, Inc.	481,450	33,244,123
Halliburton Co.	1,053,700	34,087,195
Hydril Co. (a)	45,000	2,702,250
National Oilwell Varco, Inc. (a)	416,132	25,134,373
Oceaneering International, Inc. (a)	52,200	1,878,678
Schlumberger Ltd. (NY Shares)	684,800	43,197,184
Smith International, Inc.	239,500	9,455,460
Superior Energy Services, Inc. (a)	233,200	7,299,160
W-H Energy Services, Inc. (a)	77,800	3,643,374
Weatherford International Ltd. (a)	79,600	3,269,968
		163,911,765
TOTAL ENERGY EQUIPMENT & SERVICES		271,890,837
MACHINERY - 1.6%
Construction & Farm Machinery & Heavy Trucks - 1.6%
Bucyrus International, Inc. Class A	147,600	6,184,440
Joy Global, Inc.	147,050	5,751,126
		11,935,566
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Inco Ltd.	31,100	2,379,629
OIL, GAS & CONSUMABLE FUELS - 58.7%
Coal & Consumable Fuels - 3.9%
Arch Coal, Inc.	235,900	8,169,217
CONSOL Energy, Inc.	313,900	11,108,921

	Shares	Value
Foundation Coal Holdings, Inc.	49,800	$ 1,828,158
Peabody Energy Corp.	185,500	7,785,435
		28,891,731
Integrated Oil & Gas - 26.3%
Chevron Corp.	1,095,236	73,599,858
ConocoPhillips	845,438	50,929,185
Exxon Mobil Corp.	783,060	55,926,145
Hess Corp.	116,600	4,943,840
Occidental Petroleum Corp.	207,400	9,735,356
		195,134,384
Oil & Gas Exploration & Production - 19.7%
Aurora Oil & Gas Corp. (a)	203,200	629,920
Cabot Oil & Gas Corp.	188,200	9,957,662
Chesapeake Energy Corp.	724,800	23,512,512
EOG Resources, Inc.	311,800	20,744,054
Houston Exploration Co. (a)	189,200	10,247,072
Mariner Energy, Inc. (a)	34,210	678,042
Newfield Exploration Co. (a)	47,500	1,937,525
Petrohawk Energy Corp. (a)	315,900	3,579,147
Plains Exploration & Production Co. (a)	96,900	4,097,901
Quicksilver Resources, Inc. (a)	70,050	2,401,314
Range Resources Corp.	656,927	17,835,568
Ultra Petroleum Corp. (a)	598,500	31,941,945
XTO Energy, Inc.	409,600	19,111,936
		146,674,598
Oil & Gas Refining & Marketing - 7.9%
Sunoco, Inc.	66,400	4,391,032
Valero Energy Corp.	1,030,648	53,933,810
		58,324,842
Oil & Gas Storage & Transport - 0.9%
El Paso Corp.	358,339	4,909,244
Overseas Shipholding Group, Inc.	30,000	1,876,500
		6,785,744
TOTAL OIL, GAS & CONSUMABLE FUELS		435,811,299
TOTAL COMMON STOCKS (Cost $619,058,948)		741,273,088
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 5.34% (b) (Cost $5,354,872)	5,354,872	5,354,872
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $624,413,820)	746,627,960
NET OTHER ASSETS - (0.5)%	(3,518,722)
NET ASSETS - 100%	$ 743,109,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,032
Fidelity Securities Lending Cash Central Fund	7,185
Total	$ 121,217
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $628,338,152. Net unrealized appreciation aggregated $118,289,808, of which $129,430,755 related to appreciated investment securities and $11,140,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

AFEL-QTLY-1206

1.809067.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.9%
Communications Equipment - 1.9%
CSR PLC (a)	40,000	$ 577,591
ELECTRICAL EQUIPMENT - 2.1%
Electrical Components & Equipment - 2.1%
SolarWorld AG	12,000	645,450
ELECTRONIC EQUIPMENT & INSTRUMENTS - 16.2%
Electronic Manufacturing Services - 7.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	250,000	1,623,964
Jabil Circuit, Inc.	17,500	502,425
		2,126,389
Technology Distributors - 9.2%
Arrow Electronics, Inc. (a)	60,000	1,791,000
Avnet, Inc. (a)	30,000	710,400
Wolfson Microelectronics PLC (a)	50,000	275,157
		2,776,557
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,902,946
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 79.1%
Semiconductor Equipment - 21.0%
Applied Materials, Inc.	100,000	1,739,000
Cohu, Inc.	20,000	395,600
KLA-Tencor Corp.	44,990	2,212,157
Lam Research Corp. (a)	30,030	1,484,984
Varian Semiconductor Equipment Associates, Inc. (a)	15,000	547,350
		6,379,091
Semiconductors - 58.1%
Altera Corp. (a)	70,000	1,290,800
Analog Devices, Inc.	29,950	953,009
Atheros Communications, Inc. (a)	5,000	108,650
Broadcom Corp. Class A (a)	40,000	1,210,800
Holtek Semiconductor, Inc.	201,990	406,720
Intel Corp.	99,990	2,133,787
Linear Technology Corp.	20,000	622,400
LSI Logic Corp. (a)	100,000	1,005,000
Marvell Technology Group Ltd. (a)	80,000	1,462,400
Maxim Integrated Products, Inc.	50,000	1,500,500
National Semiconductor Corp.	60,020	1,457,886
ON Semiconductor Corp. (a)	50,000	311,000

	Shares	Value
Saifun Semiconductors Ltd.	9,900	$ 196,020
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	82,212	530,267
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	92,699	899,180
Texas Instruments, Inc.	35,000	1,056,300
Vimicro International Corp. sponsored ADR	73,000	924,180
Volterra Semiconductor Corp. (a)	25,000	431,500
Xilinx, Inc.	45,000	1,147,950
		17,648,349
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		24,027,440
TOTAL COMMON STOCKS (Cost $30,926,767)		30,153,427
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 5.34% (b)	4,764	4,764
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	400,400	400,400
TOTAL MONEY MARKET FUNDS (Cost $405,164)		405,164
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $31,331,931)	30,558,591
NET OTHER ASSETS - (0.6)%	(187,860)
NET ASSETS - 100%	$ 30,370,731
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,249
Fidelity Securities Lending Cash Central Fund	3,973
Total	$ 12,222
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $31,533,610. Net unrealized depreciation aggregated $975,019, of which $3,100,505 related to appreciated investment securities and $4,075,524 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

AFFS-QTLY-1206

1.809094.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CAPITAL MARKETS - 16.7%
Asset Management & Custody Banks - 4.5%
Affiliated Managers Group, Inc. (a)	18,900	$ 1,892,646
American Capital Strategies Ltd.	48,300	2,084,628
Franklin Resources, Inc.	37,100	4,227,916
Investors Financial Services Corp.	73,000	2,870,360
Legg Mason, Inc.	15,400	1,386,308
State Street Corp.	87,900	5,645,817
		18,107,675
Diversified Capital Markets - 1.0%
UBS AG (NY Shares)	70,800	4,236,672
Investment Banking & Brokerage - 11.2%
Charles Schwab Corp.	182,700	3,328,794
E*TRADE Financial Corp. (a)	231,800	5,396,304
KKR Private Equity Investors, LP	23,000	509,450
KKR Private Equity Investors, LP Restricted Depository Units (e)	37,100	821,765
Lazard Ltd. Class A	67,700	2,870,480
Merrill Lynch & Co., Inc.	166,000	14,511,720
Morgan Stanley	169,400	12,947,242
Nomura Holdings, Inc.	183,500	3,233,270
optionsXpress Holdings, Inc.	56,500	1,756,020
		45,375,045
TOTAL CAPITAL MARKETS		67,719,392
COMMERCIAL BANKS - 19.1%
Diversified Banks - 16.5%
Banco Bilbao Vizcaya Argentaria SA	176,600	4,273,720
HSBC Holdings PLC sponsored ADR (d)	62,800	5,995,516
ICICI Bank Ltd. sponsored ADR	47,900	1,683,685
Kookmin Bank sponsored ADR	30,600	2,428,416
Mizrahi Tefahot Bank Ltd.	96,900	659,301
U.S. Bancorp, Delaware	196,600	6,652,944
Unicredito Italiano Spa	670,000	5,555,301
Wachovia Corp.	391,298	21,717,039
Wells Fargo & Co.	502,300	18,228,467
		67,194,389
Regional Banks - 2.6%
Cathay General Bancorp	62,274	2,145,339
Center Financial Corp., California	57,600	1,391,616
Nara Bancorp, Inc.	36,359	690,821
PNC Financial Services Group, Inc.	52,700	3,690,581
SVB Financial Group (a)	50,378	2,318,396
Wintrust Financial Corp.	3,000	144,780
		10,381,533
TOTAL COMMERCIAL BANKS		77,575,922
CONSUMER FINANCE - 4.7%
Consumer Finance - 4.7%
American Express Co.	156,300	9,035,703
Capital One Financial Corp. (d)	53,730	4,262,401

	Shares	Value
Dollar Financial Corp. (a)	96,962	$ 2,251,458
SLM Corp.	70,200	3,417,336
		18,966,898
DIVERSIFIED FINANCIAL SERVICES - 13.8%
Other Diversifed Financial Services - 12.6%
Bank of America Corp.	376,272	20,269,773
Citigroup, Inc.	206,169	10,341,437
JPMorgan Chase & Co.	429,494	20,375,195
		50,986,405
Specialized Finance - 1.2%
CBOT Holdings, Inc. Class A	8,700	1,291,080
IntercontinentalExchange, Inc.	7,300	616,266
The NASDAQ Stock Market, Inc. (a)	86,600	3,094,218
		5,001,564
TOTAL DIVERSIFIED FINANCIAL SERVICES		55,987,969
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
D.R. Horton, Inc.	98,900	2,317,227
INSURANCE - 30.5%
Insurance Brokers - 0.5%
National Financial Partners Corp. (d)	50,400	1,985,760
Life & Health Insurance - 3.2%
AFLAC, Inc.	97,000	4,357,240
MetLife, Inc.	152,100	8,689,473
		13,046,713
Multi-Line Insurance - 10.8%
American International Group, Inc. (d)	550,860	37,001,267
Hartford Financial Services Group, Inc.	77,900	6,790,543
		43,791,810
Property & Casualty Insurance - 8.9%
ACE Ltd.	205,400	11,759,150
Allied World Assurance Co. Holdings Ltd.	26,700	1,114,992
Aspen Insurance Holdings Ltd.	201,500	5,001,230
Axis Capital Holdings Ltd.	47,500	1,560,375
MBIA, Inc.	52,700	3,268,454
Old Republic International Corp.	105,500	2,376,915
The St. Paul Travelers Companies, Inc.	184,200	9,418,146
XL Capital Ltd. Class A	22,800	1,608,540
		36,107,802
Reinsurance - 7.1%
Endurance Specialty Holdings Ltd.	340,570	12,141,321
Everest Re Group Ltd.	10,800	1,071,144
IPC Holdings Ltd.	64,900	1,949,596
Max Re Capital Ltd.	118,862	2,767,107
Montpelier Re Holdings Ltd.	30,900	548,475
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
PartnerRe Ltd.	15,500	$ 1,083,760
Platinum Underwriters Holdings Ltd.	313,700	9,367,082
		28,928,485
TOTAL INSURANCE		123,860,570
REAL ESTATE INVESTMENT TRUSTS - 7.2%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	84,100	1,103,392
Residential REITs - 3.1%
Equity Lifestyle Properties, Inc.	43,900	2,162,953
Equity Residential (SBI)	153,400	8,377,174
United Dominion Realty Trust, Inc. (SBI)	69,600	2,252,952
		12,793,079
Retail REITs - 3.8%
CBL & Associates Properties, Inc.	24,292	1,062,289
Developers Diversified Realty Corp.	87,900	5,353,110
General Growth Properties, Inc.	126,100	6,544,590
Simon Property Group, Inc.	26,500	2,573,150
		15,533,139
TOTAL REAL ESTATE INVESTMENT TRUSTS		29,429,610
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Real Estate Management & Development - 0.9%
Mitsubishi Estate Co. Ltd.	155,000	3,710,670
THRIFTS & MORTGAGE FINANCE - 5.5%
Thrifts & Mortgage Finance - 5.5%
Countrywide Financial Corp.	139,441	5,315,491
Fannie Mae	169,235	10,028,866
Hudson City Bancorp, Inc.	213,275	2,928,266
Washington Mutual, Inc.	96,500	4,081,950
		22,354,573
TOTAL COMMON STOCKS (Cost $306,208,838)		401,922,831
Money Market Funds - 12.2%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	2,606,465	$ 2,606,465
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	47,203,690	47,203,690
TOTAL MONEY MARKET FUNDS (Cost $49,810,155)		49,810,155
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $356,018,993)	451,732,986
NET OTHER ASSETS - (11.2)%	(45,672,326)
NET ASSETS - 100%	$ 406,060,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $821,765 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,339
Fidelity Securities Lending Cash Central Fund	18,868
Total	$ 52,207
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $357,179,270. Net unrealized appreciation aggregated $94,553,716, of which $97,147,229 related to appreciated investment securities and $2,593,513 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity® Advisor Consumer
Industries Fund)

October 31, 2006

AFCI-QTLY-1206

1.809085.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTOMOBILES - 0.3%
Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc. (d)	2,900	$ 199,027
COMPUTERS & PERIPHERALS - 1.8%
Computer Hardware - 1.8%
Hewlett-Packard Co.	27,900	1,080,846
DIVERSIFIED CONSUMER SERVICES - 2.0%
Specialized Consumer Services - 2.0%
Sotheby's Class A (ltd. vtg.)	31,100	1,181,800
DIVERSIFIED FINANCIAL SERVICES - 1.7%
Specialized Finance - 1.7%
Moody's Corp.	15,100	1,001,130
FOOD & STAPLES RETAILING - 3.2%
Drug Retail - 1.1%
CVS Corp.	20,100	630,738
Food Retail - 1.0%
Tesco PLC	78,400	588,471
Hypermarkets & Super Centers - 1.1%
Carrefour SA	11,100	676,382
TOTAL FOOD & STAPLES RETAILING		1,895,591
HOTELS, RESTAURANTS & LEISURE - 11.1%
Casinos & Gaming - 3.3%
Boyd Gaming Corp.	14,800	584,156
International Game Technology	19,900	845,949
Penn National Gaming, Inc. (a)	7,500	274,275
Wynn Resorts Ltd. (a)	3,700	272,098
		1,976,478
Hotels, Resorts & Cruise Lines - 0.5%
Accor SA	4,700	326,350
Restaurants - 7.3%
McDonald's Corp.	48,000	2,012,160
Starbucks Corp. (a)	20,700	781,425
Tim Hortons, Inc.	5,665	163,719
Wendy's International, Inc.	39,500	1,366,700
		4,324,004
TOTAL HOTELS, RESTAURANTS & LEISURE		6,626,832
INTERNET & CATALOG RETAIL - 3.1%
Catalog Retail - 2.6%
Coldwater Creek, Inc. (a)	50,200	1,530,598
Internet Retail - 0.5%
Blue Nile, Inc. (a)	7,300	278,933
TOTAL INTERNET & CATALOG RETAIL		1,809,531

	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	1,700	$ 809,863
MEDIA - 11.6%
Broadcasting & Cable TV - 1.1%
Grupo Televisa SA de CV (CPO) sponsored ADR	27,100	668,828
Movies & Entertainment - 7.6%
News Corp.:
Class A	178,584	3,723,476
Class B	5,500	119,570
The Walt Disney Co.	9,100	286,286
Time Warner, Inc.	14,600	292,146
Viacom, Inc. Class B (non-vtg.) (a)	1,800	70,056
		4,491,534
Publishing - 2.9%
McGraw-Hill Companies, Inc.	26,900	1,726,173
TOTAL MEDIA		6,886,535
MULTILINE RETAIL - 20.0%
Department Stores - 16.6%
Federated Department Stores, Inc.	110,100	4,834,490
JCPenney Co., Inc.	28,800	2,166,624
Kohl's Corp. (a)	8,800	621,280
Nordstrom, Inc.	1,400	66,290
Saks, Inc.	74,600	1,442,764
Sears Holdings Corp. (a)	4,300	750,221
		9,881,669
General Merchandise Stores - 3.4%
Target Corp.	34,000	2,012,120
TOTAL MULTILINE RETAIL		11,893,789
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Bare Escentuals, Inc.	11,000	336,930
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Retail REITs - 0.5%
General Growth Properties, Inc.	5,900	306,210
SPECIALTY RETAIL - 33.8%
Apparel Retail - 18.0%
Abercrombie & Fitch Co. Class A	14,000	1,073,100
Aeropostale, Inc. (a)	14,800	433,788
American Eagle Outfitters, Inc.	11,700	535,860
AnnTaylor Stores Corp. (a)(d)	7,700	338,954
Casual Male Retail Group, Inc. (a)(d)	19,600	290,276
Charlotte Russe Holding, Inc. (a)	10,100	279,265
Christopher & Banks Corp. (d)	11,200	302,288
Gymboree Corp. (a)	25,800	1,198,668
Hot Topic, Inc. (a)	5,300	53,583
Limited Brands, Inc.	51,700	1,523,599
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
Ross Stores, Inc.	13,700	$ 403,191
The Children's Place Retail Stores, Inc. (a)	4,600	322,874
TJX Companies, Inc.	66,400	1,922,280
Tween Brands, Inc. (a)	36,900	1,543,158
Urban Outfitters, Inc. (a)	8,300	145,250
Zumiez, Inc. (a)	11,200	368,032
		10,734,166
Automotive Retail - 0.4%
AutoZone, Inc. (a)	2,200	246,400
Computer & Electronics Retail - 5.2%
Best Buy Co., Inc.	37,050	2,047,013
Circuit City Stores, Inc.	29,500	795,910
RadioShack Corp.	15,000	267,600
		3,110,523
Home Improvement Retail - 3.2%
Home Depot, Inc.	31,000	1,157,230
Lowe's Companies, Inc.	23,800	717,332
		1,874,562
Specialty Stores - 7.0%
Office Depot, Inc. (a)	48,700	2,044,913
OfficeMax, Inc.	6,800	323,544
PETsMART, Inc.	1,700	48,926
Staples, Inc.	56,450	1,455,846
Tiffany & Co., Inc.	8,100	289,332
		4,162,561
TOTAL SPECIALTY RETAIL		20,128,212
TEXTILES, APPAREL & LUXURY GOODS - 7.2%
Apparel, Accessories & Luxury Goods - 6.8%
Coach, Inc. (a)	37,200	1,474,608
Phillips-Van Heusen Corp.	10,800	494,208
Polo Ralph Lauren Corp. Class A	29,500	2,094,500
		4,063,316

	Shares	Value
Footwear - 0.4%
Deckers Outdoor Corp. (a)	4,200	$ 223,314
TOTAL TEXTILES, APPAREL & LUXURY GOODS		4,286,630
TOTAL COMMON STOCKS (Cost $50,353,823)		58,442,926
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.34% (b)	1,140,583	1,140,583
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	1,148,925	1,148,925
TOTAL MONEY MARKET FUNDS (Cost $2,289,508)		2,289,508
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $52,643,331)	60,732,434
NET OTHER ASSETS - (2.1)%	(1,256,180)
NET ASSETS - 100%	$ 59,476,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,435
Fidelity Securities Lending Cash Central Fund	1,145
Total	$ 29,580
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $52,679,525. Net unrealized appreciation aggregated $8,052,909, of which $8,295,466 related to appreciated investment securities and $242,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

ARE-QTLY-1206

1.809102.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.4%
The Geo Group, Inc. (a)	33,750	$ 1,282,500
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc.	39,300	1,891,116
Capital Senior Living Corp. (a)	3,200	30,560
TOTAL HEALTH CARE FACILITIES		1,921,676
HOTELS, RESTAURANTS & LEISURE - 2.2%
Hotels, Resorts & Cruise Lines - 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	114,410	6,834,853
REAL ESTATE INVESTMENT TRUSTS - 91.7%
REITs - Apartments - 16.9%
Apartment Investment & Management Co. Class A	42,700	2,447,564
AvalonBay Communities, Inc.	69,600	9,121,776
Education Realty Trust, Inc.	12,100	187,187
Equity Residential (SBI)	437,200	23,875,491
GMH Communities Trust	179,979	2,514,307
Home Properties of New York, Inc.	7,300	461,141
United Dominion Realty Trust, Inc. (SBI)	419,600	13,582,452
TOTAL REITS - APARTMENTS		52,189,918
REITs - Factory Outlets - 1.7%
Tanger Factory Outlet Centers, Inc.	136,900	5,106,370
REITs - Health Care Facilities - 0.8%
Ventas, Inc.	63,200	2,463,536
REITs - Hotels - 5.8%
Host Hotels & Resorts, Inc. (d)	713,394	16,450,866
Innkeepers USA Trust (SBI)	79,100	1,356,565
TOTAL REITS - HOTELS		17,807,431
REITs - Industrial Buildings - 14.1%
Duke Realty Corp.	334,110	13,384,447
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
ProLogis Trust	244,623	$ 15,477,297
Public Storage, Inc.	163,418	14,660,229
TOTAL REITS - INDUSTRIAL BUILDINGS		43,521,973
REITs - Malls - 14.2%
CBL & Associates Properties, Inc.	195,107	8,532,029
General Growth Properties, Inc.	336,899	17,485,058
Simon Property Group, Inc.	155,200	15,069,920
Taubman Centers, Inc.	60,400	2,832,760
TOTAL REITS - MALLS		43,919,767
REITs - Management/Investment - 2.5%
CentraCore Properties Trust	51,695	1,674,918
Equity Lifestyle Properties, Inc.	64,000	3,153,280
Mission West Properties, Inc.	107,500	1,339,450
Washington (REIT) (SBI) (d)	35,400	1,492,110
TOTAL REITS - MANAGEMENT/INVESTMENT		7,659,758
REITs - Mortgage - 0.8%
CBRE Realty Finance, Inc.	45,600	699,504
HomeBanc Mortgage Corp., Georgia	210,200	1,103,550
Newcastle Investment Corp.	19,030	564,620
TOTAL REITS - MORTGAGE		2,367,674
REITs - Office Buildings - 21.7%
Alexandria Real Estate Equities, Inc. (d)	82,200	8,195,340
American Financial Realty Trust (SBI)	211,900	2,472,873
BioMed Realty Trust, Inc.	40,700	1,311,761
Boston Properties, Inc.	104,300	11,142,369
Columbia Equity Trust, Inc.	99,100	1,700,556
Corporate Office Properties Trust (SBI)	157,300	7,517,367
Douglas Emmett, Inc. (a)	143,000	3,410,550
Equity Office Properties Trust (d)	429,400	18,249,500
Reckson Associates Realty Corp.	31,570	1,392,868
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - continued
SL Green Realty Corp.	66,600	$ 8,061,930
Sovran Self Storage, Inc.	61,102	3,603,796
TOTAL REITS - OFFICE BUILDINGS		67,058,910
REITs - Shopping Centers - 13.2%
Developers Diversified Realty Corp.	60,000	3,654,000
Equity One, Inc.	128,200	3,220,384
Federal Realty Investment Trust (SBI)	75,300	6,035,295
Inland Real Estate Corp. (d)	221,400	4,137,966
Kimco Realty Corp.	243,485	10,818,039
Ramco-Gershenson Properties Trust (SBI)	14,300	469,183
Vornado Realty Trust	104,850	12,503,363
TOTAL REITS - SHOPPING CENTERS		40,838,230
TOTAL REAL ESTATE INVESTMENT TRUSTS		282,933,567
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Management & Development - 0.6%
Brookfield Properties Corp.	36,500	1,382,985
GAGFAH SA	11,800	342,499
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,725,484
TOTAL COMMON STOCKS (Cost $212,841,410)		294,698,080
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 5.34% (b)	9,194,992	$ 9,194,992
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	9,703,675	9,703,675
TOTAL MONEY MARKET FUNDS (Cost $18,898,667)		18,898,667
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $231,740,077)		313,596,747
NET OTHER ASSETS - (1.6)%		(4,936,932)
NET ASSETS - 100%		$ 308,659,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 130,297
Fidelity Securities Lending Cash Central Fund	3,118
Total	$ 133,415
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $231,911,290. Net unrealized appreciation aggregated $81,685,457, of which $82,233,012 related to appreciated investment securities and $547,555 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

AFHC-QTLY-1206

1.809075.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
BIOTECHNOLOGY - 12.0%
Biotechnology - 12.0%
Advanced Cell Technology, Inc. (a)	200,600	$ 162,486
Alnylam Pharmaceuticals, Inc. (a)(d)	116,500	2,297,380
Amgen, Inc. (a)(d)	302,200	22,940,002
Amylin Pharmaceuticals, Inc. (a)	99,400	4,369,624
Biogen Idec, Inc. (a)	44,500	2,118,200
Celgene Corp. (a)	328,900	17,576,416
deCODE genetics, Inc. (a)	470,662	2,503,922
Genentech, Inc. (a)	53,900	4,489,870
Gilead Sciences, Inc. (a)	301,700	20,787,130
Insmed, Inc. (a)	336,420	447,439
MannKind Corp. (a)	7,000	141,750
MedImmune, Inc. (a)	103,230	3,307,489
PDL BioPharma, Inc. (a)	51,500	1,088,195
Senomyx, Inc. (a)	46,500	717,030
Solexa, Inc. (a)(d)	177,015	1,812,634
Telik, Inc. (a)	39,000	739,050
Tercica, Inc. (a)(d)	213,200	1,078,792
Vertex Pharmaceuticals, Inc. (a)	58,600	2,379,160
		88,956,569
CHEMICALS - 1.5%
Diversified Chemicals - 0.2%
Bayer AG	37,700	1,892,163
Fertilizers & Agricultural Chemicals - 1.3%
Bodisen Biotech, Inc. (a)(d)	126,300	1,160,697
Monsanto Co.	142,900	6,319,038
Potash Corp. of Saskatchewan, Inc.	14,900	1,861,010
		9,340,745
TOTAL CHEMICALS		11,232,908
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Service Corp. International (SCI)	61,700	562,704
Weight Watchers International, Inc.	34,200	1,491,120
		2,053,824
FOOD PRODUCTS - 0.8%
Packaged Foods & Meats - 0.8%
Groupe Danone	27,000	3,956,329
Koninklijke Numico NV	40,600	1,815,319
		5,771,648
HEALTH CARE EQUIPMENT & SUPPLIES - 14.3%
Health Care Equipment - 11.4%
Advanced Medical Optics, Inc. (a)	28,300	1,156,055
ArthroCare Corp. (a)	46,400	1,875,024
Aspect Medical Systems, Inc. (a)	92,800	1,658,336
Baxter International, Inc.	382,430	17,580,307
Becton, Dickinson & Co.	128,800	9,019,864
Biosite, Inc. (a)(d)	188,268	8,647,149
C.R. Bard, Inc.	168,779	13,833,127

	Shares	Value
Cochlear Ltd.	46,800	$ 2,016,936
DexCom, Inc. (a)	252,500	2,222,000
Imaging Dynamics Co. Ltd. (a)	265,100	708,413
Intuitive Surgical, Inc. (a)	14,700	1,457,946
IRIS International, Inc. (a)	77,991	935,112
Kyphon, Inc. (a)	39,500	1,560,250
Mentor Corp.	19,600	917,280
NeuroMetrix, Inc. (a)	59,400	967,626
Nobel Biocare Holding AG (Switzerland)	6,031	1,650,569
Respironics, Inc. (a)	62,400	2,203,968
Restore Medical, Inc.	46,100	170,570
St. Jude Medical, Inc. (a)	100,000	3,435,000
Stereotaxis, Inc. (a)	313,590	3,756,808
Thermogenesis Corp. (a)	2,148,534	9,109,784
		84,882,124
Health Care Supplies - 2.9%
Alcon, Inc.	81,300	8,624,304
Cooper Companies, Inc.	40,843	2,353,782
DJO, Inc. (a)	64,600	2,598,858
Gen-Probe, Inc. (a)	22,300	1,067,501
Immucor, Inc. (a)	37,825	1,041,322
Inverness Medical Innovations, Inc. (a)	96,844	3,650,050
Inverness Medical Innovations, Inc. (a)(e)	18,843	693,986
Merit Medical Systems, Inc. (a)	92,222	1,458,030
		21,487,833
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		106,369,957
HEALTH CARE PROVIDERS & SERVICES - 24.5%
Health Care Distributors & Services - 2.9%
AmerisourceBergen Corp.	31,700	1,496,240
Cardinal Health, Inc.	160,300	10,491,635
McKesson Corp.	191,100	9,572,199
		21,560,074
Health Care Facilities - 6.2%
Acibadem Saglik Hizmetleri AS	64,830	711,806
Brookdale Senior Living, Inc.	719,500	34,622,340
Bumrungrad Hospital PCL (For. Reg.)	1,413,400	1,415,808
Capital Senior Living Corp. (a)	215,900	2,061,845
Community Health Systems, Inc. (a)	100,300	3,254,735
Emeritus Corp. (a)	37,400	897,600
Sun Healthcare Group, Inc. (a)	72,300	945,684
VCA Antech, Inc. (a)	63,620	2,059,379
		45,969,197
Health Care Services - 10.2%
Air Methods Corp. (a)	63,600	1,539,120
AMN Healthcare Services, Inc. (a)	163,400	4,132,386
Caremark Rx, Inc.	203,200	10,003,536
Cross Country Healthcare, Inc. (a)	181,634	3,516,434
DaVita, Inc. (a)	52,950	2,945,609
Diagnosticos da America SA (a)	77,500	1,527,195
Emergency Medical Services Corp. Class A	52,900	962,780
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Express Scripts, Inc. (a)	23,600	$ 1,503,792
HAPC, Inc. unit	215,800	1,284,010
Health Grades, Inc. (a)	338,083	1,605,894
Healthways, Inc. (a)	800,216	33,889,148
HMS Holdings Corp. (a)	114,900	1,578,726
Medco Health Solutions, Inc. (a)	134,700	7,206,450
Nighthawk Radiology Holdings, Inc.	42,310	861,009
Omnicare, Inc.	50,800	1,924,304
Providence Service Corp. (a)	43,500	1,195,815
		75,676,208
Managed Health Care - 5.2%
Health Net, Inc. (a)	51,500	2,137,765
Humana, Inc. (a)	62,400	3,744,000
UnitedHealth Group, Inc.	471,809	23,014,843
WellPoint, Inc. (a)	132,400	10,104,768
		39,001,376
TOTAL HEALTH CARE PROVIDERS & SERVICES		182,206,855
HEALTH CARE TECHNOLOGY - 4.7%
Health Care Technology - 4.7%
Allscripts Healthcare Solutions, Inc. (a)(d)	99,200	2,340,128
Cerner Corp. (a)(d)	551,300	26,633,303
Eclipsys Corp. (a)	92,367	1,957,257
IMS Health, Inc.	79,500	2,214,075
WebMD Health Corp. Class A (a)(d)	42,289	1,541,857
		34,686,620
HOTELS, RESTAURANTS & LEISURE - 0.7%
Leisure Facilities - 0.7%
Life Time Fitness, Inc. (a)	34,200	1,762,326
Town Sports International Holdings, Inc.	182,106	3,161,360
		4,923,686
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
NutriSystem, Inc. (a)(d)	25,679	1,583,881
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Cybex International, Inc. (a)	432,097	3,197,518
LIFE SCIENCES TOOLS & SERVICES - 3.9%
Life Sciences Tools & Services - 3.9%
Advanced Magnetics, Inc. (a)(d)	50,207	2,083,591
Affymetrix, Inc. (a)	75,916	1,935,858
Charles River Laboratories International, Inc. (a)	72,500	3,111,700
Covance, Inc. (a)	71,100	4,159,350

	Shares	Value
Exelixis, Inc. (a)	361,197	$ 3,503,611
Illumina, Inc. (a)	11,282	495,957
Invitrogen Corp. (a)	9,100	527,891
Millipore Corp. (a)	68,270	4,405,463
Pharmaceutical Product Development, Inc.	38,700	1,224,855
QIAGEN NV (a)	259,600	4,104,276
Thermo Electron Corp. (a)	74,400	3,189,528
		28,742,080
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Herbalife Ltd. (a)	70,700	2,587,620
PHARMACEUTICALS - 36.1%
Pharmaceuticals - 36.1%
Adams Respiratory Therapeutics, Inc. (a)	64,600	2,784,260
Allergan, Inc.	399,950	46,194,225
Auxilium Pharmaceuticals, Inc. (a)	34,200	430,920
Barr Pharmaceuticals, Inc. (a)	78,800	4,126,756
BioMimetics Therapeutics, Inc.	301,562	4,022,837
Bristol-Myers Squibb Co.	244,100	6,041,475
Cipla Ltd.	142,584	831,634
Endo Pharmaceuticals Holdings, Inc. (a)	93,500	2,668,490
Forest Laboratories, Inc. (a)	65,700	3,215,358
Johnson & Johnson	1,261,758	85,042,490
Kos Pharmaceuticals, Inc. (a)	41,095	2,044,476
Merck & Co., Inc.	1,032,000	46,873,440
MGI Pharma, Inc. (a)	31,400	597,542
Novartis AG sponsored ADR	50,100	3,042,573
Pfizer, Inc.	1,086,620	28,958,423
Roche Holding AG (participation certificate)	14,854	2,599,137
Santarus, Inc. (a)(d)	178,800	1,374,972
Schering-Plough Corp.	215,700	4,775,598
Shire PLC sponsored ADR	37,900	2,078,815
Valeant Pharmaceuticals International	56,000	1,046,080
Wyeth	371,320	18,948,460
		267,697,961
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	36,648	1,555,341
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
Under Armour, Inc. Class A (sub. vtg.)	23,600	1,093,860
TOTAL COMMON STOCKS (Cost $625,159,720)		742,660,328
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $232,840)	43,000	$ 0
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 5.34% (b)	4,865,078	4,865,078
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	32,658,689	32,658,689
TOTAL MONEY MARKET FUNDS (Cost $37,523,767)		37,523,767
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $662,916,327)	780,184,095
NET OTHER ASSETS - (5.1)%	(37,689,585)
NET ASSETS - 100%	$ 742,494,510
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $693,986 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 232,840
Inverness Medical Innovations, Inc.	2/8/06 - 8/17/06	$ 485,070
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,641
Fidelity Securities Lending Cash Central Fund	71,659
Total	$ 129,300
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $663,737,667. Net unrealized appreciation aggregated $116,446,428, of which $125,655,573 related to appreciated investment securities and $9,209,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Industrials Fund

(formerly Fidelity® Advisor Cyclical Industries Fund)

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

AFCY-QTLY-1206

1.809093.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 17.1%
Aerospace & Defense - 17.1%
DRS Technologies, Inc.	5,300	$ 234,366
Goodrich Corp.	53,800	2,372,042
Honeywell International, Inc.	342,000	14,405,040
Precision Castparts Corp.	45,700	3,110,342
Raytheon Co.	121,000	6,043,950
United Technologies Corp.	337,900	22,206,788
		48,372,528
AIR FREIGHT & LOGISTICS - 2.4%
Air Freight & Logistics - 2.4%
Expeditors International of Washington, Inc.	48,800	2,313,608
Hub Group, Inc. Class A	114,672	3,114,492
UTI Worldwide, Inc.	52,760	1,363,846
		6,791,946
AIRLINES - 0.2%
Airlines - 0.2%
US Airways Group, Inc. (a)	11,300	563,418
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Amerigon, Inc. (a)	76,258	665,732
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
American Standard Companies, Inc. (d)	95,200	4,216,408
Masco Corp.	98,700	2,729,055
		6,945,463
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Environmental & Facility Services - 2.1%
Waste Management, Inc.	153,900	5,768,172
Office Services & Supplies - 0.5%
Avery Dennison Corp.	23,400	1,477,476
TOTAL COMMERCIAL SERVICES & SUPPLIES		7,245,648
CONSTRUCTION & ENGINEERING - 4.8%
Construction & Engineering - 4.8%
Chicago Bridge & Iron Co. NV (NY Shares)	28,000	687,680
Foster Wheeler Ltd. (a)	64,400	2,894,780
Infrasource Services, Inc. (a)	100,300	1,962,871
Jacobs Engineering Group, Inc. (a)	35,000	2,643,900
Shaw Group, Inc. (a)	103,500	2,748,960
SNC-Lavalin Group, Inc.	99,000	2,703,728
		13,641,919
ELECTRICAL EQUIPMENT - 7.0%
Electrical Components & Equipment - 5.3%
AMETEK, Inc.	29,400	1,372,392
Cooper Industries Ltd. Class A	58,200	5,205,990

	Shares	Value
Emerson Electric Co.	67,100	$ 5,663,240
Rockwell Automation, Inc.	23,500	1,457,000
Roper Industries, Inc.	29,200	1,397,220
		15,095,842
Heavy Electrical Equipment - 1.7%
ABB Ltd. sponsored ADR	320,200	4,777,384
TOTAL ELECTRICAL EQUIPMENT		19,873,226
INDUSTRIAL CONGLOMERATES - 33.3%
Industrial Conglomerates - 33.3%
3M Co.	143,860	11,341,922
General Electric Co. (d)	1,840,400	64,616,445
Textron, Inc.	43,600	3,964,548
Tyco International Ltd.	486,800	14,326,524
		94,249,439
MACHINERY - 15.3%
Construction & Farm Machinery & Heavy Trucks - 6.1%
Caterpillar, Inc.	151,100	9,173,281
Deere & Co.	56,300	4,792,819
Manitowoc Co., Inc.	58,900	3,232,432
		17,198,532
Industrial Machinery - 9.2%
Danaher Corp.	170,100	12,208,077
Dover Corp.	54,700	2,598,250
Illinois Tool Works, Inc.	144,300	6,916,299
ITT Industries, Inc.	79,900	4,345,761
		26,068,387
TOTAL MACHINERY		43,266,919
ROAD & RAIL - 11.8%
Railroads - 9.7%
Burlington Northern Santa Fe Corp.	105,600	8,187,168
CSX Corp.	237,500	8,471,625
Norfolk Southern Corp.	103,400	5,435,738
Union Pacific Corp.	59,100	5,356,233
		27,450,764
Trucking - 2.1%
Knight Transportation, Inc.	77,900	1,419,338
Landstar System, Inc.	56,026	2,601,847
Old Dominion Freight Lines, Inc. (a)	45,576	1,260,632
Swift Transportation Co., Inc. (a)	28,400	714,260
		5,996,077
TOTAL ROAD & RAIL		33,446,841
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co., Inc. Class A	57,900	$ 2,369,268
WESCO International, Inc. (a)	22,000	1,435,940
		3,805,208
TOTAL COMMON STOCKS (Cost $258,642,772)		278,868,287
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 5.34% (b)	3,855,217	3,855,217
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	18,911,978	18,911,978
TOTAL MONEY MARKET FUNDS (Cost $22,767,195)		22,767,195
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $281,409,967)	301,635,482
NET OTHER ASSETS - (6.6)%	(18,682,410)
NET ASSETS - 100%	$ 282,953,072
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 80,022
Fidelity Securities Lending Cash Central Fund	22,008
Total	$ 102,030
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $281,861,138. Net unrealized appreciation aggregated $19,774,344, of which $23,054,540 related to appreciated investment securities and $3,280,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

AFBT-QTLY-1206

1.809084.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
BIOTECHNOLOGY - 88.4%
Biotechnology - 88.4%
Acadia Pharmaceuticals, Inc. (a)	21,800	$ 206,664
Acorda Therapeutics, Inc.	5,600	99,624
Alexion Pharmaceuticals, Inc. (a)	38,500	1,438,360
Alkermes, Inc. (a)	41,640	699,552
Alnylam Pharmaceuticals, Inc. (a)	10,000	197,200
Altus Pharmaceuticals, Inc.	6,212	102,374
Amgen, Inc. (a)	22,810	1,731,507
Amylin Pharmaceuticals, Inc. (a)	41,902	1,842,012
Arena Pharmaceuticals, Inc. (a)	10,800	164,700
Biogen Idec, Inc. (a)	101,034	4,809,218
BioMarin Pharmaceutical, Inc. (a)	59,885	959,957
Celgene Corp. (a)	90,108	4,815,372
Cephalon, Inc. (a)	44,999	3,158,030
Combinatorx, Inc.	12,700	97,536
Cubist Pharmaceuticals, Inc. (a)	14,200	316,234
Genentech, Inc. (a)	96,300	8,021,790
Genomic Health, Inc. (a)	7,900	128,770
Genzyme Corp. (a)	42,120	2,843,521
Gilead Sciences, Inc. (a)	130,200	8,970,779
Human Genome Sciences, Inc. (a)	74,900	999,915
ICOS Corp. (a)	19,300	612,196
Infinity Pharmaceuticals, Inc. (a)	1,899	27,289
Isis Pharmaceuticals, Inc. (a)	17,000	145,860
Ligand Pharmaceuticals, Inc. Class B (a)	10,400	114,088
MannKind Corp. (a)	23,300	471,825
Martek Biosciences (a)	8,000	189,760
Medarex, Inc. (a)	52,190	674,295
MedImmune, Inc. (a)	78,400	2,511,936
Momenta Pharmaceuticals, Inc. (a)	11,308	168,489
Myriad Genetics, Inc. (a)	12,500	336,125
Neurocrine Biosciences, Inc. (a)	12,165	140,506
Novacea, Inc.	4,500	31,050
ONYX Pharmaceuticals, Inc. (a)	9,500	178,410
OSI Pharmaceuticals, Inc. (a)	43,500	1,665,180
PDL BioPharma, Inc. (a)	51,500	1,088,195
Pharmion Corp. (a)	18,800	459,660
Regeneron Pharmaceuticals, Inc. (a)	18,399	368,900
Tanox, Inc. (a)	39,829	534,903
Telik, Inc. (a)	16,100	305,095
Theravance, Inc. (a)	17,700	556,842
Trubion Pharmaceuticals, Inc.	4,700	65,800
United Therapeutics Corp. (a)	12,300	736,155
Vertex Pharmaceuticals, Inc. (a)	51,700	2,099,020
ViaCell, Inc. (a)	500	2,400
Zymogenetics, Inc. (a)	13,500	216,675
		55,303,769

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.0%
IntraLase Corp. (a)	300	$ 5,898
Quidel Corp. (a)	39,800	617,696
		623,594
Health Care Supplies - 0.4%
Gen-Probe, Inc. (a)	4,723	226,090
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		849,684
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
Oracle Healthcare Acquisition Corp. unit	9,600	79,200
LIFE SCIENCES TOOLS & SERVICES - 3.6%
Life Sciences Tools & Services - 3.6%
Applera Corp. - Celera Genomics Group (a)	41,600	645,632
Charles River Laboratories International, Inc. (a)	24,900	1,068,708
Exelixis, Inc. (a)	39,500	383,150
QIAGEN NV (a)	11,200	177,072
		2,274,562
PHARMACEUTICALS - 6.8%
Pharmaceuticals - 6.8%
Cardiome Pharma Corp. (a)	2,600	29,926
Cypress Bioscience, Inc. (a)	19,200	151,296
Elan Corp. PLC sponsored ADR (a)	53,500	774,680
MGI Pharma, Inc. (a)	5,957	113,362
New River Pharmaceuticals, Inc. (a)(d)	31,778	1,616,229
Pozen, Inc. (a)	2,000	33,260
Sepracor, Inc. (a)	25,096	1,298,969
Somaxon Pharmaceuticals, Inc.	2,200	31,988
Xenoport, Inc. (a)	7,800	187,746
		4,237,456
TOTAL COMMON STOCKS (Cost $53,107,593)		62,744,671
Money Market Funds - 1.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c) (Cost $1,030,000)	1,030,000	$ 1,030,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $54,137,593)	63,774,671
NET OTHER ASSETS - (1.9)%	(1,201,755)
NET ASSETS - 100%	$ 62,572,916
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,437
Fidelity Securities Lending Cash Central Fund	8,747
Total	$ 19,184
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $54,972,477. Net unrealized appreciation aggregated $8,802,194, of which $11,842,494 related to appreciated investment securities and $3,040,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Communications Equipment Fund
(formerly Fidelity ® Advisor Developing Communications Fund)

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

AFDC-QTLY-1206

1.809086.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Commercial & Professional Services - 0.9%
Tele Atlas NV (a)	5,400	$ 101,321
COMMUNICATIONS EQUIPMENT - 64.7%
Communications Equipment - 64.7%
3Com Corp. (a)	7,700	37,422
Acme Packet, Inc.	100	1,720
ADC Telecommunications, Inc. (a)	3,900	55,809
Adtran, Inc.	3,183	73,655
ADVA AG Optical Networking (a)	7,013	56,573
Alvarion Ltd. (a)	3,200	23,744
Andrew Corp. (a)	12,100	112,046
Arris Group, Inc. (a)	3,500	46,900
AudioCodes Ltd. (a)	12,600	139,608
Avanex Corp. (a)	11,600	18,444
Bookham, Inc. (a)	18,772	58,756
C-COR, Inc. (a)	800	7,992
Ceragon Networks Ltd. (a)	14,000	75,460
Ciena Corp. (a)	5,807	136,523
Cisco Systems, Inc. (a)	9,500	229,235
CommScope, Inc. (a)	300	9,573
Comtech Group, Inc. (a)	7,601	128,305
Comverse Technology, Inc. (a)	42,506	925,356
Corning, Inc. (a)	23,700	484,191
CSR PLC (a)	2,000	28,880
ECI Telecom Ltd. (a)	5,700	42,294
F5 Networks, Inc. (a)	5,300	350,807
Foundry Networks, Inc. (a)	9,000	113,940
Foxconn International Holdings Ltd. (a)	2,000	6,648
Ixia (a)	2,963	27,111
JDS Uniphase Corp. (a)	4,600	66,838
Juniper Networks, Inc. (a)	20,150	346,983
Lucent Technologies, Inc. (a)	45,100	109,593
Motorola, Inc.	22,600	521,156
MRV Communications, Inc. (a)	9,317	31,864
Nortel Networks Corp.	185,000	412,550
Orckit Communications Ltd. (a)	3,800	32,756
Powerwave Technologies, Inc. (a)	72,200	470,022
QUALCOMM, Inc.	28,900	1,051,669
Research In Motion Ltd. (a)	1,240	145,675
Riverstone Networks, Inc. (a)	30,300	0
Sandvine Corp.	58,300	106,759
Sonus Networks, Inc. (a)	35,704	186,732
Stratex Networks, Inc. (a)	12,300	57,441
Symmetricom, Inc. (a)	11,200	94,864
Tekelec (a)	4,600	67,850
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	22	832
Tellabs, Inc. (a)	10,200	107,508
Terayon Communication Systems, Inc. (a)	51,800	79,772

	Shares	Value
TomTom Group BV (a)	900	$ 38,024
Tut Systems, Inc. (a)	2,400	2,880
		7,122,760
COMPUTERS & PERIPHERALS - 2.8%
Computer Hardware - 1.2%
Compal Electronics, Inc.	5,670	4,760
Concurrent Computer Corp. (a)	77,917	127,784
NEC Corp. sponsored ADR	90	464
		133,008
Computer Storage & Peripherals - 1.6%
msystems Ltd. (a)	800	29,192
Novatel Wireless, Inc. (a)	3,200	26,944
Synaptics, Inc. (a)	4,100	116,276
		172,412
TOTAL COMPUTERS & PERIPHERALS		305,420
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
Alternative Carriers - 0.3%
Level 3 Communications, Inc. (a)	5,900	31,211
Integrated Telecommunication Services - 0.5%
Embarq Corp.	30	1,451
NeuStar, Inc. Class A (a)	1,900	55,518
		56,969
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		88,180
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Energy Conversion Devices, Inc. (a)	300	11,037
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
Electronic Equipment & Instruments - 1.2%
Chi Mei Optoelectronics Corp.	7,911	8,203
Dolby Laboratories, Inc. Class A (a)	1,000	19,790
HannStar Display Corp. (a)	58,000	8,689
LG.Philips LCD Co. Ltd. sponsored ADR (a)	2,700	42,984
Nippon Electric Glass Co. Ltd.	2,000	43,092
Photon Dynamics, Inc. (a)	916	10,873
		133,631
Electronic Manufacturing Services - 0.3%
Molex, Inc.	500	17,450
Trimble Navigation Ltd. (a)	300	13,866
		31,316
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		164,947
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Directed Electronics, Inc.	2,000	27,500
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 7.4%
Internet Software & Services - 7.4%
aQuantive, Inc. (a)	1,000	$ 27,180
Google, Inc. Class A (sub. vtg.) (a)	1,193	568,333
Openwave Systems, Inc. (a)	18,107	156,263
RADVision Ltd. (a)	3,150	60,386
		812,162
MEDIA - 0.8%
Broadcasting & Cable TV - 0.8%
EchoStar Communications Corp. Class A (a)	2,600	92,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.4%
Semiconductor Equipment - 0.3%
EMCORE Corp. (a)	5,800	33,350
Semiconductors - 10.1%
Actel Corp. (a)	451	7,392
Advanced Analogic Technologies, Inc. (a)	6,000	37,320
AMIS Holdings, Inc. (a)	5,900	56,581
ANADIGICS, Inc. (a)	2,600	21,008
Analog Devices, Inc.	700	22,274
Applied Micro Circuits Corp. (a)	11,032	33,648
ARM Holdings PLC sponsored ADR	5,000	32,800
Broadcom Corp. Class A (a)	4,400	133,188
Conexant Systems, Inc. (a)	12,800	24,704
Cree, Inc. (a)	1,100	24,189
Exar Corp. (a)	143	1,855
Intersil Corp. Class A	2,000	46,900
Marvell Technology Group Ltd. (a)	1,200	21,936
Microtune, Inc. (a)	6,800	34,952
Mindspeed Technologies, Inc. (a)	12,509	21,891
MIPS Technologies, Inc. (a)	1,398	10,303
Netlogic Microsystems, Inc. (a)	1,400	27,762
Novatek Microelectronics Corp.	14,648	69,542
O2Micro International Ltd. sponsored ADR (a)	9,200	59,432
Pericom Semiconductor Corp. (a)	1,700	16,337
Pixelplus Co. Ltd. sponsored ADR	3,600	5,796
PLX Technology, Inc. (a)	1,400	17,374
PowerDsine Ltd. (a)	3,000	32,580
RF Micro Devices, Inc. (a)	4,300	31,390
Sigma Designs, Inc. (a)	3,473	72,933
Silicon Motion Technology Corp. sponsored ADR (a)	1,800	27,666
Silicon On Insulator Technologies SA (SOITEC) (a)	2,100	62,213
Silicon Storage Technology, Inc. (a)	1,200	5,028
SiRF Technology Holdings, Inc. (a)	200	5,624
Skyworks Solutions, Inc. (a)	4,100	27,183
Spansion, Inc. Class A	3,600	51,336
Transmeta Corp. (a)	5,800	6,844

	Shares	Value
Trident Microsystems, Inc. (a)	2,500	$ 52,850
Vimicro International Corp. sponsored ADR	700	8,862
		1,111,693
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,145,043
SOFTWARE - 3.1%
Application Software - 2.3%
ECtel Ltd. (a)	84	428
NAVTEQ Corp. (a)	2,100	69,720
Ulticom, Inc. (a)	18,198	181,980
		252,128
Home Entertainment Software - 0.2%
Ubisoft Entertainment SA (a)	400	24,691
Systems Software - 0.6%
Ubiquity Software Corp. PLC (a)	68,200	28,620
Wind River Systems, Inc. (a)	2,900	31,842
		60,462
TOTAL SOFTWARE		337,281
WIRELESS TELECOMMUNICATION SERVICES - 5.6%
Wireless Telecommunication Services - 5.6%
American Tower Corp. Class A (a)	2,800	100,856
Crown Castle International Corp.	2,700	90,855
MTN Group Ltd.	3,800	34,563
NII Holdings, Inc. (a)	300	19,509
Philippine Long Distance Telephone Co. sponsored ADR	900	42,849
SBA Communications Corp. Class A (a)	1,900	50,749
Sprint Nextel Corp.	12,900	241,101
Vimpel Communications sponsored ADR (a)	600	39,594
		620,076
TOTAL COMMON STOCKS (Cost $12,051,258)		10,828,079
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	16,796
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 5.34% (b) (Cost $229,847)	229,847	$ 229,847
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $12,301,105)	11,074,722
NET OTHER ASSETS - (0.6)%	(66,240)
NET ASSETS - 100%	$ 11,008,482
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,949
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $12,445,277. Net unrealized depreciation aggregated $1,370,555, of which $587,905 related to appreciated investment securities and $1,958,460 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

AFTF-QTLY-1206

1.809103.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
BUILDING PRODUCTS - 0.2%
Building Products - 0.2%
Asahi Glass Co. Ltd.	142,000	$ 1,635,380
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Commercial & Professional Services - 1.1%
Equifax, Inc.	10,300	391,709
Tele Atlas NV (a)	449,156	8,427,550
		8,819,259
COMMUNICATIONS EQUIPMENT - 28.1%
Communications Equipment - 28.1%
Acme Packet, Inc.	123,200	2,119,040
ADC Telecommunications, Inc. (a)	84,064	1,202,956
Adtran, Inc.	67,400	1,559,636
ADVA AG Optical Networking (a)	348,189	2,808,788
Andrew Corp. (a)	287,600	2,663,176
AudioCodes Ltd. (a)	758,050	8,399,194
Bookham, Inc. (a)(d)	756,288	2,367,181
Ciena Corp. (a)	152,779	3,591,834
Comtech Group, Inc. (a)	384,244	6,486,039
Comverse Technology, Inc. (a)	899,600	19,584,292
Corning, Inc. (a)	592,100	12,096,603
CSR PLC (a)	108,500	1,566,716
ECI Telecom Ltd. (a)	317,618	2,356,726
F5 Networks, Inc. (a)	283,100	18,738,389
Finisar Corp. (a)(d)	1,400,271	4,872,943
Foundry Networks, Inc. (a)	226,100	2,862,426
Foxconn International Holdings Ltd. (a)	130,000	432,096
JDS Uniphase Corp. (a)	46,362	673,640
Juniper Networks, Inc. (a)	339,346	5,843,538
Mogem Co. Ltd.	198,810	3,565,813
Motorola, Inc.	1,080,900	24,925,554
Nortel Networks Corp. (a)	2,659,400	5,930,463
Optium Corp.	35,200	712,800
Orckit Communications Ltd. (a)	45,400	391,348
OZ Optics Ltd. unit (a)(e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	1,380,500	8,987,055
QUALCOMM, Inc.	1,185,000	43,122,150
Redback Networks, Inc. (a)	166,200	2,629,284
Research In Motion Ltd. (a)	74,370	8,736,988
Riverbed Technology, Inc.	1,200	28,764
Sandvine Corp.	1,635,600	2,995,111
Sandvine Corp. (a)	1,560,700	2,780,386
Sonus Networks, Inc. (a)	1,864,000	9,748,720
Stratex Networks, Inc. (a)	379,023	1,770,037
Tekelec (a)	283,300	4,178,675
TomTom Group BV (a)(d)	28,500	1,204,092
		222,935,453

	Shares	Value
COMPUTERS & PERIPHERALS - 13.8%
Computer Hardware - 11.1%
Apple Computer, Inc. (a)	554,400	$ 44,950,752
Concurrent Computer Corp. (a)	2,362,064	3,873,785
Dell, Inc. (a)	250,300	6,089,799
Hewlett-Packard Co.	406,900	15,763,306
NCR Corp. (a)	145,700	6,049,464
Neoware, Inc. (a)(d)	195,800	2,343,726
Sun Microsystems, Inc. (a)	1,769,800	9,610,014
		88,680,846
Computer Storage & Peripherals - 2.7%
Brocade Communications Systems, Inc. (a)	4,200	34,062
EMC Corp. (a)	181,400	2,222,150
Komag, Inc. (a)	60,400	2,310,300
Network Appliance, Inc. (a)	114,700	4,186,550
Novatel Wireless, Inc. (a)(d)	100,100	842,842
QLogic Corp. (a)	45,600	938,448
Rackable Systems, Inc. (a)	11,800	365,918
SanDisk Corp. (a)	81,300	3,910,530
Synaptics, Inc. (a)	156,100	4,426,996
Xyratex Ltd. (a)	91,000	1,898,260
		21,136,056
TOTAL COMPUTERS & PERIPHERALS		109,816,902
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)(d)	403,997	3,514,774
Q-Cells AG	1,200	47,482
Suntech Power Holdings Co. Ltd. sponsored ADR	35,400	920,400
		4,482,656
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
Electronic Equipment & Instruments - 1.0%
Cognex Corp.	13,600	313,208
Nippon Electric Glass Co. Ltd.	222,000	4,783,174
Photon Dynamics, Inc. (a)	278,351	3,304,026
		8,400,408
Electronic Manufacturing Services - 3.0%
Flextronics International Ltd. (a)	250,400	2,904,640
Hon Hai Precision Industry Co. Ltd. (Foxconn)	995,453	6,466,319
Jabil Circuit, Inc.	475,600	13,654,476
Trimble Navigation Ltd. (a)	11,200	517,664
		23,543,099
Technology Distributors - 0.7%
Arrow Electronics, Inc. (a)	22,800	680,580
Avnet, Inc. (a)	400	9,472
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - continued
Brightpoint, Inc. (a)	211,055	$ 2,553,766
Wolfson Microelectronics PLC (a)	417,700	2,298,661
		5,542,479
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		37,485,986
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
ReignCom Ltd. (a)	24,592	122,144
Thomson SA	68,900	1,188,123
		1,310,267
Household Appliances - 0.0%
iRobot Corp. (d)	1,400	28,714
TOTAL HOUSEHOLD DURABLES		1,338,981
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Gmarket, Inc. sponsored ADR	1,400	23,240
GSI Commerce, Inc. (a)	219,537	3,958,252
		3,981,492
INTERNET SOFTWARE & SERVICES - 10.7%
Internet Software & Services - 10.7%
Akamai Technologies, Inc. (a)	3,700	173,382
Ariba, Inc. (a)	43,500	328,425
Baidu.com, Inc. sponsored ADR (a)	23,400	2,042,352
DivX, Inc.	14,000	319,760
Google, Inc. Class A (sub. vtg.) (a)	101,950	48,567,957
Liquidity Services, Inc.	67,900	1,150,905
Marchex, Inc. Class B (d)	225,200	3,193,336
Openwave Systems, Inc. (a)	858,193	7,406,206
RADVision Ltd. (a)	81,329	1,559,077
VeriSign, Inc. (a)	353,100	7,302,108
WebSideStory, Inc. (a)(d)	345,595	4,510,015
Yahoo!, Inc. (a)	306,700	8,078,478
		84,632,001
IT SERVICES - 2.4%
Data Processing & Outsourced Services - 1.1%
Western Union Co. (a)	393,200	8,670,060
IT Consulting & Other Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	50,900	3,831,752
Infosys Technologies Ltd. sponsored ADR	17,100	890,910
RightNow Technologies, Inc. (a)(d)	279,348	4,614,829
Satyam Computer Services Ltd. sponsored ADR	49,000	1,083,390
		10,420,881
TOTAL IT SERVICES		19,090,941

	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	8,900	$ 938,333
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc.	295,625	1,413,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.9%
Semiconductor Equipment - 3.5%
Applied Materials, Inc.	138,500	2,408,515
ASML Holding NV (NY Shares) (a)	282,400	6,450,016
Axcelis Technologies, Inc. (a)	149,500	1,031,550
Credence Systems Corp. (a)	261,900	843,318
EMCORE Corp. (a)(d)	222,198	1,277,639
Entegris, Inc. (a)	264,245	2,962,186
FormFactor, Inc. (a)	66,600	2,542,788
ICOS Vision Systems NV (a)	9,100	340,522
KLA-Tencor Corp.	41,700	2,050,389
Lam Research Corp. (a)	40,700	2,012,615
LTX Corp. (a)	409,700	1,913,299
Rudolph Technologies, Inc. (a)	42,920	757,967
Varian Semiconductor Equipment Associates, Inc. (a)	35,550	1,297,220
Verigy Ltd.	127,380	2,139,984
		28,028,008
Semiconductors - 22.4%
Advanced Analogic Technologies, Inc. (a)	233,550	1,452,681
Advanced Micro Devices, Inc. (a)(d)	246,736	5,248,075
AMIS Holdings, Inc. (a)	201,200	1,929,508
Analog Devices, Inc.	256,000	8,145,920
Applied Micro Circuits Corp. (a)	1,082,100	3,300,405
ARM Holdings PLC sponsored ADR	391,800	2,570,208
Atheros Communications, Inc. (a)	85,600	1,860,088
Broadcom Corp. Class A (a)	588,922	17,826,669
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	273,200	2,125,496
Cypress Semiconductor Corp. (a)	236,600	3,972,514
Himax Technologies, Inc. sponsored ADR	262,600	1,672,762
Ikanos Communications, Inc. (a)	305,800	2,568,720
Infineon Technologies AG sponsored ADR (a)	436,400	5,306,624
Intel Corp.	1,111,500	23,719,410
International Rectifier Corp. (a)	18,200	654,654
Intersil Corp. Class A	237,600	5,571,720
LSI Logic Corp. (a)	124,100	1,247,205
Marvell Technology Group Ltd. (a)	1,434,200	26,217,176
Micrel, Inc. (a)	136,000	1,517,760
Microtune, Inc. (a)	613,540	3,153,596
Mindspeed Technologies, Inc. (a)	764,746	1,338,306
Monolithic Power Systems, Inc. (a)	133,100	1,336,324
MoSys, Inc. (a)(d)	32,100	243,318
National Semiconductor Corp.	81,900	1,989,351
Netlogic Microsystems, Inc. (a)	82,820	1,642,321
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Novatek Microelectronics Corp.	597,039	$ 2,834,473
NVIDIA Corp. (a)	124,600	4,344,802
O2Micro International Ltd. sponsored ADR (a)	486,446	3,142,441
Pericom Semiconductor Corp. (a)	37,400	359,414
PixArt Imaging, Inc.	533,000	4,386,104
Pixelplus Co. Ltd. sponsored ADR	114,100	183,701
PLX Technology, Inc. (a)	45,400	563,414
PMC-Sierra, Inc. (a)	135,900	901,017
Saifun Semiconductors Ltd.	140,000	2,772,000
Semiconductor Manufacturing International Corp. sponsored ADR (a)(d)	126,600	729,216
Semtech Corp. (a)	90,100	1,174,003
Silicon On Insulator Technologies SA (SOITEC) (a)	146,700	4,346,023
SiRF Technology Holdings, Inc. (a)	195,000	5,483,400
Skyworks Solutions, Inc. (a)	464,200	3,077,646
Spansion, Inc. Class A	311,900	4,447,694
STATS ChipPAC Ltd. sponsored ADR (a)	437,900	2,758,770
Trident Microsystems, Inc. (a)	196,500	4,154,010
Vimicro International Corp. sponsored ADR	402,800	5,099,448
Zoran Corp. (a)	45,500	633,360
		178,001,747
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		206,029,755
SOFTWARE - 11.2%
Application Software - 10.2%
Adobe Systems, Inc. (a)	300,200	11,482,650
Altiris, Inc. (a)	52,900	1,190,779
Ansoft Corp. (a)	65,670	1,750,762
Ansys, Inc. (a)	98,800	4,544,800
Autodesk, Inc. (a)	205,500	7,552,125
Cognos, Inc. (a)	69,100	2,520,768
Hyperion Solutions Corp. (a)	52,600	1,967,240
Informatica Corp. (a)	783,800	9,711,282
Kronos, Inc. (a)	161,100	5,461,290
NAVTEQ Corp. (a)	330,256	10,964,499
Opsware, Inc. (a)	275,700	2,506,113
Quest Software, Inc. (a)	112,800	1,661,544
Salesforce.com, Inc. (a)	276,800	10,800,736
TIBCO Software, Inc. (a)	145,200	1,343,100
Ulticom, Inc. (a)	776,423	7,764,230
		81,221,918

	Shares	Value
Home Entertainment Software - 0.4%
Electronic Arts, Inc. (a)	30,100	$ 1,591,989
Take-Two Interactive Software, Inc. (a)	111,600	1,561,284
		3,153,273
Systems Software - 0.6%
Red Hat, Inc. (a)	186,000	3,046,680
Wind River Systems, Inc. (a)	170,600	1,873,188
		4,919,868
TOTAL SOFTWARE		89,295,059
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class B (a)	37,400	1,860,650
TOTAL COMMON STOCKS (Cost $830,080,455)		793,755,936
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $258,032)	17,200	0
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,066,546
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 5.34% (b)	13,711,941	13,711,941
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	15,277,519	15,277,519
TOTAL MONEY MARKET FUNDS (Cost $28,989,460)		28,989,460
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $860,597,947)	823,811,942
NET OTHER ASSETS - (3.6)%	(28,944,745)
NET ASSETS - 100%	$ 794,867,197
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 258,032
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,035
Fidelity Securities Lending Cash Central Fund	107,239
Total	$ 242,274
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $868,785,277. Net unrealized depreciation aggregated $44,973,335, of which $50,095,998 related to appreciated investment securities and $95,069,333 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity® Telecommunications &
Utilities Growth Fund)

October 31, 2006

AFUG-QTLY-1206

1.809068.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
ELECTRIC UTILITIES - 44.0%
Electric Utilities - 44.0%
Allegheny Energy, Inc. (a)	105,800	$ 4,552,574
American Electric Power Co., Inc.	161,500	6,690,945
DPL, Inc.	157,700	4,529,144
Edison International	199,900	8,883,556
Entergy Corp.	160,500	13,775,715
Exelon Corp.	346,900	21,500,862
FirstEnergy Corp.	76,300	4,490,255
FPL Group, Inc. (d)	281,300	14,346,300
Northeast Utilities	90,300	2,258,403
Pepco Holdings, Inc.	87,200	2,216,624
Pinnacle West Capital Corp.	37,200	1,778,532
PPL Corp.	195,400	6,745,208
Progress Energy, Inc.	93,700	4,310,200
Sierra Pacific Resources	220,000	3,335,200
		99,413,518
GAS UTILITIES - 6.2%
Gas Utilities - 6.2%
Equitable Resources, Inc.	176,500	7,151,780
ONEOK, Inc.	45,100	1,877,513
Questar Corp.	34,100	2,778,468
Southern Union Co.	80,600	2,231,008
		14,038,769
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 15.8%
Independent Power Producers & Energy Traders - 15.8%
AES Corp. (a)	593,700	13,055,463
Constellation Energy Group, Inc.	70,300	4,386,720
Dynegy, Inc. Class A (a)	145,500	884,640
NRG Energy, Inc.	98,500	4,742,775
TXU Corp.	201,500	12,720,695
		35,790,293
MULTI-UTILITIES - 33.2%
Multi-Utilities - 33.2%
Alliant Energy Corp.	47,300	1,813,955
Ameren Corp.	79,700	4,311,770
Aquila, Inc.	149,800	687,582
CenterPoint Energy, Inc. (d)	148,100	2,292,588
CMS Energy Corp. (a)	123,490	1,838,766

	Shares	Value
DTE Energy Co.	74,300	$ 3,375,449
Duke Energy Corp.	832,300	26,333,972
PG&E Corp.	151,500	6,535,710
Public Service Enterprise Group, Inc.	118,900	7,258,845
Puget Energy, Inc.	93,500	2,232,780
SCANA Corp.	41,700	1,666,332
Sempra Energy	167,800	8,900,112
Wisconsin Energy Corp.	146,900	6,748,586
WPS Resources Corp.	17,100	909,891
		74,906,338
TOTAL COMMON STOCKS (Cost $207,845,738)		224,148,918
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.34% (b)	2,063,531	2,063,531
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	6,595,775	6,595,775
TOTAL MONEY MARKET FUNDS (Cost $8,659,306)		8,659,306
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $216,505,044)	232,808,224
NET OTHER ASSETS - (3.0)%	(6,847,383)
NET ASSETS - 100%	$ 225,960,841
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,533
Fidelity Securities Lending Cash Central Fund	7,482
Total	$ 89,015
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $216,512,165. Net unrealized appreciation aggregated $16,296,059, of which $16,932,135 related to appreciated investment securities and $636,076 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006